UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not Applicable.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO I

ANNUAL REPORT

December 31, 2020

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Annual Report

December 31, 2020

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

The State Street Navigator Securities Lending Portfolio I (the “Fund”) seeks current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return. The Fund’s benchmark is the JP Morgan One Month U.S. Dollar LIBOR Index (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 0.70%, and the Index was 0.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Over the course of 2020, the Fund adhered to its primary objective of principal preservation and liquidity while generating a market rate of return. The Federal Reserve’s (the “Fed”) multiple rate cuts in response to the COVID-19 crisis was a primary driver of the Fund’s performance during the Reporting Period. The Fed’s rate cuts brought the target interest rate range from 150-175 basis points to 0-25 basis points and money market yields followed accordingly. Throughout the year, the Fed continued to provide support to the markets as the pandemic escalated. Three month Treasury Bills declined from 1.57% at the beginning of the year, reaching a low of -0.13% at the height of March’s crisis before backing up to 0.05% in April, where they stayed through December. Year-end saw a notable absence of the usual funding pressure and liquidity conditions remained robust.

The Fund did not invest in derivatives during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Portfolio Statistics

Portfolio Composition*	December 31, 2020
Asset Backed Commercial Paper	24.7%
Financial Company Commercial Paper	23.8
Certificates of Deposit	23.1
Government Agency Repurchase Agreements	15.0
Treasury Debt	5.0
Other Notes	4.7
Other Repurchase Agreements	3.7
Other Assets in Excess of Liabilities	0.0 **

Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.
**	Amount shown represents less than 0.05% of net assets

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State Street Navigator Securities Lending Portfolio I

Schedule of Investments

December 31, 2020

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 24.7%
Alinghi Funding Company LLC 0.23%, 1/15/2021 (a)	$3,000,000	$2,999,813
Alinghi Funding Company LLC 0.26%, 3/5/2021 (a)	3,000,000	2,998,757
Alpine Securitizaton LLC 0.28%, 6/1/2021 (a)	7,000,000	6,991,991
Antalis SA 0.21%, 1/6/2021 (a)	3,000,000	2,999,935
Barclays Bank PLC 0.32%, 2/23/2021 (a)	8,000,000	7,997,096
Bennington Stark Capital Corp. L 0.21%, 2/17/2021 (a)	3,000,000	2,999,080
Britannia Funding Company LLC 0.26%, 2/8/2021 (a)	5,000,000	4,998,705
Collateralized Commercial Paper 0.25%, 6/4/2021 (a)	4,000,000	3,995,316
Collateralized Commercial Paper FLEX Co. LLC 0.25%, 2/12/2021 (a)	5,000,000	4,998,728
Columbia Funding Co. LLC 0.21%, 1/12/2021 (a)	4,000,000	3,999,820
Columbia Funding Co. LLC 0.24%, 4/6/2021 (a)	5,000,000	4,995,973
Great Bridge Capital Co. LLC 0.22%, 1/28/2021 (a)	7,000,000	6,999,287
Great Bridge Capital Co. LLC 0.26%, 2/17/2021 (a)	3,000,000	2,999,392
Ionic Capital II Trust 0.23%, 2/24/2021 (a)	5,000,000	4,998,067
Ionic Capital II Trust 0.31%, 3/2/2021 (a)	2,000,000	1,999,116
Lexington Parker Capital CP 0.25%, 1/19/2021 (a)	3,000,000	2,999,736
Liberty Street Funding Corp. 0.21%, 3/8/2021 (a)	5,000,000	4,997,943
LMA Americas LLC 0.09%, 1/4/2021 (a)	5,000,000	4,999,937
Mackinac Funding Company LLC 0.26%, 2/22/2021 (a)	3,000,000	2,998,657
Ridgefield Funding Co. LLC 0.22%, 2/12/2021 (a)	6,500,000	6,498,346
Sheffield Receivables Corp. 0.22%, 2/12/2021 (a)	5,600,000	5,598,575
Victory Receivables Corp. 0.20%, 2/2/2021 (a)	4,000,000	3,999,256

		99,063,526

CERTIFICATES OF DEPOSIT — 23.1%
Bank of Montreal 0.19%, 1/12/2021 (a)	4,000,000	4,000,068
Canadian Imperial Bank of Commerce SOFR + 0.28%, 0.37%, 3/4/2021 (b)	10,000,000	10,003,657

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2020

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — (continued)
CERTIFICATES OF DEPOSIT — (continued)
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.29%, 11/8/2021 (b)	$4,000,000	$3,999,325
Mizuho Bank Ltd. 0.23%, 2/17/2021 (a)	7,000,000	7,000,671
Mizuho Bank Ltd. 0.25%, 3/19/2021 (a)	5,000,000	5,000,541
MUFG Bank Ltd. 0.22%, 1/25/2021 (a)	7,000,000	7,000,622
MUFG Bank Ltd. 0.24%, 1/19/2021 (a)	5,000,000	5,000,382
Oversea-Chinese Banking Corp. Ltd. 1 Month USD LIBOR + 0.05%, 0.20%, 3/11/2021 (b)	5,000,000	5,000,306
Oversea-Chinese Banking Corp. Ltd. 0.21%, 3/11/2021 (a)	5,000,000	4,999,611
Royal Bank of Canada 0.18%, 1/7/2021 (a)	7,000,000	7,001,591
Royal Bank of Canada 3 Month USD LIBOR + 0.04%, 0.27%, 10/1/2021 (b)	5,000,000	4,999,631
Royal Bank of Canada 3 Month USD LIBOR + 0.05%, 0.28%, 10/8/2021 (b)	4,500,000	4,500,000
Societe Generale 0.20%, 2/26/2021 (a)	7,000,000	7,000,464
Standard Chartered Bank 0.28%, 2/1/2021 (a)	5,000,000	5,000,528
Sumitomo Mitsui Banking Corp. 0.27%, 5/4/2021 (a)	7,000,000	7,000,238
The Toronto-Dominion Bank 3 Month USD LIBOR + 0.04%, 0.27%, 10/5/2021 (b)	5,000,000	5,000,000

		92,507,635

FINANCIAL COMPANY COMMERCIAL PAPER — 23.8%
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.28%, 5/4/2021 (b)	5,000,000	5,000,833
Credit Industriel et Commercial 3 Month USD LIBOR + 0.10%, 0.32%, 2/16/2021 (b)	5,000,000	5,000,207
DBS Bank Ltd 0.19%, 2/1/2021 (a)	3,000,000	2,999,624
DnB Bank ASA 0.08%, 1/7/2021 (a)	2,500,000	2,499,951
HSBC Bank PLC 0.40%, 3/22/2021 (a)	8,000,000	7,996,040
Nordea Bank Abp 0.22%, 5/24/2021 (a)	5,000,000	4,996,240
NRW.BANK 0.21%, 1/12/2021 (a)	7,000,000	6,999,715
NRW.BANK 0.21%, 3/10/2021 (a)	5,000,000	4,998,189
NRW.BANK 0.21%, 3/15/2021 (a)	5,000,000	4,998,006
Oversea-Chinese Banking Corp. Ltd. 3 Month USD LIBOR + 0.05%, 0.26%, 8/12/2021 (b)	5,000,000	5,000,000

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2020

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — (continued)
FINANCIAL COMPANY COMMERCIAL PAPER — (continued)
Skandinaviska Enskilda Banken AB 0.20%, 2/18/2021 (a)	$5,000,000	$4,999,190
Societe Generale 0.25%, 3/22/2021 (a)	3,000,000	2,998,448
Societe Generale 0.28%, 5/3/2021 (a)	3,000,000	2,997,448
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.08%, 0.23%, 5/4/2021 (b)	5,000,000	5,000,000
The Toronto-Dominion Bank 0.21%, 2/17/2021 (a)	5,000,000	4,998,680
The Toronto-Dominion Bank 0.21%, 2/18/2021 (a)	5,000,000	4,998,646
UBS AG London 3 Month USD LIBOR + 0.08%, 0.32%, 9/30/2021 (b)	5,000,000	5,000,241
United Overseas Bank Ltd. 1 Month USD LIBOR + 0.08%, 0.23%, 6/29/2021 (b)	4,000,000	4,000,000
Westpac Banking Corp. FFR + 0.17%, 0.26%, 2/19/2021 (b)	10,000,000	10,000,749

		95,482,207

TREASURY DEBT — 5.0%
U.S. Treasury Bill 0.07%, 1/21/2021 (a)	5,000,000	4,999,894
U.S. Treasury Bill 0.08%, 4/8/2021 (a)	10,000,000	9,997,846
U.S. Treasury Bill 0.09%, 6/10/2021 (a)	4,980,000	4,978,208

		19,975,948

OTHER NOTES — 4.7%
National Australia Bank Ltd. 0.07%, 1/4/2021 (a)	12,801,000	12,801,000
Toyota Motor Credit Corp. SOFR + 0.23%, 0.32%, 12/13/2021 (b)	6,000,000	6,004,560

		18,805,560

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 15.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Government Obligation, 1.370% due 07/25/2029, valued at $10,800,000); expected proceeds $10,000,089 0.08%, 1/4/2021	10,000,000	10,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 2.330% – 6.348% due 10/20/2038 – 09/25/2050, valued at $10,300,000); expected proceeds $10,000,078 0.07%, 1/4/2021	10,000,000	10,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Government Obligations, 3.500% – 5.500% due 07/20/2033 – 03/20/2050, and U.S. Treasury Strips, 0.000% due 05/15/2036 – 02/15/2038, valued at $15,300,306); expected proceeds $15,000,117 0.07%, 1/4/2021	15,000,000	15,000,000

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2020

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 2.000% – 3.500% due 07/01/2049 – 09/01/2050, valued at $10,200,001); expected proceeds $10,000,089 0.08%, 1/4/2021	$10,000,000	$10,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 2.500% – 5.000% due 05/01/2031 – 12/01/2050, valued at $10,200,000); expected proceeds $10,000,089 0.08%, 1/4/2021	10,000,000	10,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 2.500% – 3.500% due 09/01/2029 – 11/01/2050, valued at $5,100,040); expected proceeds $5,000,039 0.07%, 1/4/2021	5,000,000	5,000,000

		60,000,000

OTHER REPURCHASE AGREEMENTS — 3.7%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2020 (collateralized by various Common Stocks, valued at $10,800,006); expected proceeds $10,004,433 0.38%, 2/10/2021 (c)	10,000,000	10,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various Corporate Bonds, 0.000% due 02/03/2021 – 07/26/2021, valued at $5,158,821); expected proceeds $5,000,100 0.18%, 1/4/2021	5,000,000	5,000,000

		15,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $400,815,567)		400,834,876

TOTAL INVESTMENTS — 100.0% (Cost $400,815,567)		400,834,876
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		69,764

NET ASSETS — 100.0%		$400,904,640

(a)	Rate shown is the discount rate at time of purchase.
(b)

Variable Rate Security—Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Illiquid security. This security represents $10,000,000 or 2.5% of net assets as of December 31, 2020.
(d)	Amount shown represents less than 0.05% of net assets.

Abbreviations:

FFR Federal Funds Rate
LIBOR London Interbank Offered Rate PLC Public Limited Company
SOFR Secured Overnight Financing Rate

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

December 31, 2020

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$400,834,876	$—	$400,834,876

TOTAL INVESTMENTS	$—	$400,834,876	$—	$400,834,876

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in securities, at value—unaffiliated issuers	$325,834,876
Repurchase agreements, at amortized cost	75,000,000

Total Investments—unaffiliated issuers	400,834,876
Cash	443
Interest receivable—unaffiliated issuers	125,694
Receivable from Adviser (Note 4)	10,996
Prepaid expenses and other assets	1,405

TOTAL ASSETS	400,973,414

LIABILITIES
Advisory fee payable	9,024
Administration fees payable	911
Custodian, sub-administration and transfer agent fees payable	16,316
Trustees’ fees and expenses payable	267
Distribution payable	1,873
Professional fees payable	38,430
Accrued expenses and other liabilities	1,953

TOTAL LIABILITIES	68,774

NET ASSETS	$400,904,640

NET ASSETS CONSIST OF:
Paid-in Capital	$400,939,018
Total distributable earnings (loss)	$(34,378)

NET ASSETS	$400,904,640

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	400,939,018

COST OF INVESTMENTS:
Investments at cost	$400,815,567

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income—unaffiliated issuers	$4,622,506

EXPENSES
Advisory fees	143,404
Administration fees	71,702
Custodian, sub-administration and transfer agent fees	53,319
Trustees’ fees and expenses	26,566
Professional fees	41,984
Insurance expense	4,784
Miscellaneous expenses	7,391

TOTAL EXPENSES	349,150

Expenses waived/reimbursed by the Adviser (Note 4)	(108,375)

NET EXPENSES	240,775

NET INVESTMENT INCOME (LOSS)	4,381,731

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

Investment transactions—unaffiliated issuers	(50,769)

Net change in unrealized appreciation/depreciation on:

Investment transactions—unaffiliated issuers	(43,244)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(94,013)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,287,718

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,381,731	$26,689,526
Net realized gain (loss)	(50,769)	8,903
Net change in unrealized appreciation/depreciation	(43,244)	109,369

Net increase (decrease) in net assets resulting from operations	4,287,718	26,807,798

DISTRIBUTIONS TO SHAREHOLDERS:	(4,350,953)	(26,729,214)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,355,844,289	4,778,177,559
Cost of shares redeemed	(4,729,224,284)	(5,084,994,630)

Net increase (decrease) in net assets from beneficial interest transactions	(373,379,995)	(306,817,071)

Net increase (decrease) in net assets during the period	(373,443,230)	(306,738,487)

Net assets at beginning of period	774,347,870	1,081,086,357

NET ASSETS AT END OF PERIOD	$400,904,640	$774,347,870

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,355,844,289	4,778,177,559
Shares redeemed	(4,729,224,284)	(5,084,994,630)

Net increase (decrease)	(373,379,995)	(306,817,071)

See accompanying notes to financial statements.

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STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended12/31/20		Year Ended12/31/19		Year Ended12/31/18		Year Ended12/31/17		For the Period 7/12/16* - 12/31/16**
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)(a)	0.0076		0.0243		0.0206		0.0119		0.0032
Net realized and unrealized gain (loss)	(0.0007)		(0.0004)		0.0003		(0.0002)		—

Total from investment operations	0.0069		0.0239		0.0209		0.0117		0.0032

Distributions to shareholders from:
Net investment income	(0.0069)		(0.0239)		(0.0209)		(0.0117)		(0.0032)
Net realized gains	—		—		—		(0.0000	)(b)	—

Total distributions	(0.0069)		(0.0239)		(0.0209)		(0.0117)		(0.0032)

Net asset value, end of period	$1.0000		$1.0000		$1.0000		$1.0000		$1.0000

Total return(c)	0.70%		2.42%		2.11%		1.18%		0.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$400,905		$774,348		$1,081,086		$1,924,795		$1,375,302
Ratios to average net assets:
Total expenses	0.06%		0.05%		0.05%		0.06%		0.04	%(d)
Net expenses	0.04%		0.04%		0.04%		0.04%		0.04	%(d)
Net investment income (loss)	0.76%		2.43%		2.05%		1.19%		0.68	%(d)
Portfolio turnover rate	—	%(f)	—	%(f)	—	%(f)	—	%(f)	—	%(e)(f)

*	Inception and commencement of operations.
**	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)

Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the periods ended December 31, 2020, December 31, 2019, December 31, 2018, December 31, 2017 and December 31, 2016.

See accompanying notes to financial statements.

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State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements

December 31, 2020

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2020, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio I (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

12

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2020

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

13

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Notes to Financial Statements – (continued)

December 31, 2020

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2020, the Fund had invested in repurchase agreements with the gross values (principal) of $75,000,000 and associated collateral equal to $77,859,174.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0250% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Fund’s Board. For the year ended December 31, 2020, SSGA FM waived $108,375.

14

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2020

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio I	2	85.72%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

15

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Notes to Financial Statements – (continued)

December 31, 2020

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

Ordinary Income	Long-Term Capital Gains		Tax Return of Capital	Total
$4,350,953	—	$—	$—	$4,350,953

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains		Tax Return of Capital	Total
$26,729,214	—	$—	$—	$26,729,214

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$—	$(50,769)	$—	$19,309	$—	$(31,460)

As of December 31, 2020, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term
$50,769	$—

As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$400,815,567	$19,309	$—	$19,309

16

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Financial Statements – (continued)

December 31, 2020

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk

The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk

The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

8. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

17

State Street Navigator Securities Lending Trust

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Notes to Financial Statements – (continued)

December 31, 2020

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

18

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Navigator Securities Lending Portfolio I and the Board of Trustees of State Street Navigator Securities Lending Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio I (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for period from July 12, 2016 (commencement of operations) through December 31, 2016 were audited by another independent registered public accounting firm whose report, dated February 22, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 26, 2021

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State Street Navigator Securities Lending Trust

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Other Information

December 31, 2020 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio I	0.04%	$1,001.20	$0.20	$1,024.90	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

20

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Other Statements – (continued)

December 31, 2020 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-877-521-4083 (toll free).

21

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

INDEPENDENT TRUSTEES

Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 to 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

22

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2020 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2017); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019);and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

23

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2020 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 to 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

24

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2020 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.

25

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2020 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Chairperson of the Valuation Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	65	None.

26

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State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2020 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEE(1)

Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA YOB: 1967	Trustee and President	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020- present).

(1)	The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).

(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA Fund Management, Inc., an affiliate of the Trust.

*	Served in various capacities and/or with various affiliated entities during noted time period.

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

27

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Other Information – (continued)

December 31, 2020 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:

Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 –present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (April 2005 –present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).

28

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2020 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13 Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—Present)*.

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

29

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Other Information – (continued)

December 31, 2020 (Unaudited)

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

30

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING

GOVERNMENT MONEY MARKET PORTFOLIO

ANNUAL REPORT

December 31, 2020

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Annual Report

December 31, 2020

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Portfolio Statistics

December 31, 2020

Portfolio Composition*	December 31, 2020
Treasury Debt	58.3%
Government Agency Debt	26.5
Treasury Repurchase Agreements	7.6
Government Agency Repurchase Agreements	5.1
Other Assets in Excess of Liabilities	2.5

Total	100.0%

* As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

Maturity Ladder*	December 31, 2020
2 to 30 Days	30.6%
31 to 60 Days	13.4
61 to 90 Days	11.8
Over 90 Days	41.7

Total	97.5%

Average days to maturity	46
Weighted average life	107

(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments

December 31, 2020

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 26.5%
P-1, A-1+	Federal Farm Credit Bank (a)	0.010%	01/04/2021	01/04/2021	$50,000,000	$49,999,958
P-1, A-1+	Federal Farm Credit Bank (a)	0.010%	01/06/2021	01/06/2021	100,000,000	99,999,861
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD LIBOR—0.12% (b)	0.096%	01/22/2021	07/22/2021	18,400,000	18,400,000
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.03% (b)	0.115%	01/01/2021	11/20/2021	35,000,000	34,998,427
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.04% (b)	0.130%	01/01/2021	02/09/2021	15,300,000	15,300,000
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.06% (b)	0.150%	01/01/2021	03/09/2021	90,300,000	90,300,000
P-1, A-1+	Federal Farm Credit Bank, 1 Month USD LIBOR + 0.01% (b)	0.153%	01/28/2021	12/28/2021	8,434,000	8,433,587
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.08% (b)	0.170%	01/01/2021	01/14/2021	10,400,000	10,400,000
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.08% (b)	0.170%	01/01/2021	10/14/2022	26,000,000	26,000,000
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.09% (b)	0.175%	01/01/2021	10/07/2022	39,500,000	39,500,000
P-1, A-1+	Federal Farm Credit Bank, FFR—3.03% (b)	0.220%	01/01/2021	06/23/2021	38,000,000	37,998,164
P-1, A-1+	Federal Farm Credit Bank, 3 Month USD MMY + 0.13% (b)	0.225%	01/01/2021	02/28/2022	24,600,000	24,600,000
P-1, A-1+	Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.16% (b)	0.250%	01/01/2021	05/07/2021	70,100,000	70,100,000
P-1, A-1+	Federal Home Loan Bank (a)	0.070%	01/08/2021	01/08/2021	15,000,000	14,999,796
P-1, A-1+	Federal Home Loan Bank (a)	0.070%	01/11/2021	01/11/2021	99,000,000	98,998,075
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR—0.05% (b)	0.103%	01/16/2021	02/16/2021	40,000,000	39,999,832
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR—0.04% (b)	0.106%	01/09/2021	01/08/2021	46,550,000	46,550,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR—0.04% (b)	0.108%	01/26/2021	05/26/2021	13,000,000	13,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR—0.04% (b)	0.108%	01/03/2021	08/03/2021	64,000,000	64,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02% (b)	0.110%	01/01/2021	02/12/2021	24,250,000	24,250,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02% (b)	0.110%	01/01/2021	02/12/2021	60,000,000	60,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02% (b)	0.110%	01/01/2021	08/23/2021	50,000,000	50,000,000

See accompanying notes to financial statements.

2

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2020

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT— (continued)
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR—0.04% (b)	0.113%	01/02/2021	07/02/2021	$40,000,000	$39,999,492
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03% (b)	0.115%	01/01/2021	12/27/2021	99,000,000	99,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03% (b)	0.115%	01/01/2021	03/14/2022	100,000,000	100,000,000
P-1, A-1+	Federal Home Loan Bank, 1 Month USD LIBOR—0.03% (b)	0.123%	01/16/2021	04/16/2021	66,800,000	66,800,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04% (b)	0.125%	01/01/2021	02/25/2021	34,800,000	34,800,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04% (b)	0.125%	01/01/2021	03/10/2021	52,700,000	52,700,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04% (b)	0.125%	01/01/2021	04/13/2021	24,000,000	24,000,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04% (b)	0.130%	01/01/2021	02/26/2021	2,850,000	2,850,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.12% (b)	0.210%	01/01/2021	10/13/2021	61,800,000	61,800,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.14% (b)	0.225%	01/01/2021	03/10/2021	15,900,000	15,900,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.16% (b)	0.250%	01/01/2021	01/07/2021	53,200,000	53,200,000
P-1, A-1+	Federal Home Loan Bank, Secured Overnight Financing Rate + 0.23% (b)	0.320%	01/01/2021	04/13/2021	61,000,000	61,000,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.03% (b)	0.115%	01/01/2021	02/26/2021	72,400,000	72,400,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.03% (b)	0.120%	01/01/2021	02/24/2021	48,300,000	48,300,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.16% (b)	0.250%	01/01/2021	04/20/2022	39,300,000	39,300,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.19% (b)	0.280%	01/01/2021	06/02/2022	39,250,000	39,250,000
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.24% (b)	0.330%	01/01/2021	07/23/2021	27,800,000	27,800,000

See accompanying notes to financial statements.

3

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2020

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT— (continued)
P-1, A-1+	Federal Home Loan Mortgage Corp., Secured Overnight Financing Rate + 0.30% (b)	0.390%	01/01/2021	10/25/2021	$23,200,000	$23,200,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.04% (b)	0.130%	01/01/2021	01/29/2021	28,000,000	28,000,106
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.19% (b)	0.280%	01/01/2021	04/05/2021	25,000,000	25,000,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.20% (b)	0.290%	01/01/2021	06/15/2022	42,150,000	42,150,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.32% (b)	0.410%	01/01/2021	10/22/2021	24,850,000	24,850,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.33% (b)	0.420%	01/01/2021	10/15/2021	25,100,000	25,100,000
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.35% (b)	0.440%	01/01/2021	10/15/2021	23,000,000	23,000,000

TOTAL GOVERNMENT AGENCY DEBT						1,968,227,298

	TREASURY DEBT — 58.3%
P-1, A-1+	U.S. Treasury Bill (a)	0.088%	05/18/2021	05/18/2021	100,000,000	99,966,130
P-1, A-1+	U.S. Treasury Bill (a)	0.088%	05/25/2021	05/25/2021	40,000,000	39,985,800
P-1, A-1+	U.S. Treasury Bill (a)	0.088%	06/10/2021	06/10/2021	200,300,000	200,219,338
P-1, A-1+	U.S. Treasury Bill (a)	0.090%	04/27/2021	04/27/2021	57,500,000	57,483,325
P-1, A-1+	U.S. Treasury Bill (a)	0.090%	05/11/2021	05/11/2021	75,000,000	74,975,625
P-1, A-1+	U.S. Treasury Bill (a)	0.090%	06/03/2021	06/03/2021	65,000,000	64,974,723
P-1, A-1+	U.S. Treasury Bill (a)	0.090%	06/08/2021	06/08/2021	30,000,000	29,988,450
P-1, A-1+	U.S. Treasury Bill (a)	0.090%	06/24/2021	06/24/2021	30,000,000	29,986,950
P-1, A-1+	U.S. Treasury Bill (a)	0.095%	01/21/2021	01/21/2021	125,000,000	124,993,212
P-1, A-1+	U.S. Treasury Bill (a)	0.095%	05/04/2021	05/04/2021	100,000,000	99,967,542
P-1, A-1+	U.S. Treasury Bill (a)	0.095%	05/27/2021	05/27/2021	99,500,000	99,462,299
P-1, A-1+	U.S. Treasury Bill (a)	0.095%	06/01/2021	06/01/2021	50,000,000	49,980,076
P-1, A-1+	U.S. Treasury Bill (a)	0.100%	04/20/2021	04/20/2021	40,000,000	39,987,889
P-1, A-1+	U.S. Treasury Bill (a)	0.100%	05/20/2021	05/20/2021	90,000,000	89,965,250
P-1, A-1+	U.S. Treasury Bill (a)	0.103%	02/04/2021	02/04/2021	150,000,000	149,986,294
P-1, A-1+	U.S. Treasury Bill (a)	0.105%	03/09/2021	03/09/2021	133,000,000	132,975,764
P-1, A-1+	U.S. Treasury Bill (a)	0.105%	03/25/2021	03/25/2021	124,650,000	124,622,383
P-1, A-1+	U.S. Treasury Bill (a)	0.105%	04/01/2021	04/01/2021	130,000,000	129,967,750
P-1, A-1+	U.S. Treasury Bill (a)	0.105%	04/06/2021	04/06/2021	40,000,000	39,989,049
P-1, A-1+	U.S. Treasury Bill (a)	0.105%	04/13/2021	04/13/2021	80,500,000	80,476,051
P-1, A-1+	U.S. Treasury Bill (a)	0.110%	01/12/2021	01/12/2021	140,000,000	139,995,967
P-1, A-1+	U.S. Treasury Bill (a)	0.110%	02/02/2021	02/02/2021	50,000,000	49,995,111
P-1, A-1+	U.S. Treasury Bill (a)	0.110%	02/23/2021	02/23/2021	130,500,000	130,480,644
P-1, A-1+	U.S. Treasury Bill (a)	0.110%	04/29/2021	04/29/2021	84,800,000	84,772,766
P-1, A-1+	U.S. Treasury Bill (a)	0.110%	05/06/2021	05/06/2021	120,000,000	119,954,167
P-1, A-1+	U.S. Treasury Bill (a)	0.111%	01/14/2021	01/14/2021	174,650,000	174,643,161
P-1, A-1+	U.S. Treasury Bill (a)	0.115%	01/05/2021	01/05/2021	30,000,000	29,999,617

See accompanying notes to financial statements.

4

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2020

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT— (continued)
P-1, A-1+	U.S. Treasury Bill (a)	0.115%	01/26/2021	01/26/2021	$80,000,000	$79,993,611
P-1, A-1+	U.S. Treasury Bill (a)	0.115%	03/04/2021	03/04/2021	40,000,000	39,992,078
P-1, A-1+	U.S. Treasury Bill (a)	0.115%	04/15/2021	04/15/2021	175,052,600	175,003,110
P-1, A-1+	U.S. Treasury Bill (a)	0.115%	04/22/2021	04/22/2021	150,000,000	149,954,289
P-1, A-1+	U.S. Treasury Bill (a)	0.120%	01/07/2021	01/07/2021	258,000,000	257,997,610
P-1, A-1+	U.S. Treasury Bill (a)	0.120%	01/19/2021	01/19/2021	50,000,000	49,997,000
P-1, A-1+	U.S. Treasury Bill (a)	0.120%	02/09/2021	02/09/2021	90,250,000	90,239,121
P-1, A-1+	U.S. Treasury Bill (a)	0.120%	02/11/2021	02/11/2021	120,000,000	119,985,992
P-1, A-1+	U.S. Treasury Bill (a)	0.120%	02/16/2021	02/16/2021	50,000,000	49,992,333
P-1, A-1+	U.S. Treasury Bill (a)	0.120%	02/18/2021	02/18/2021	40,000,000	39,993,600
P-1, A-1+	U.S. Treasury Bill (a)	0.120%	02/25/2021	02/25/2021	70,000,000	69,988,198
P-1, A-1+	U.S. Treasury Bill (a)	0.120%	03/18/2021	03/18/2021	175,000,000	174,961,155
P-1, A-1+	U.S. Treasury Bill (a)	0.120%	03/23/2021	03/23/2021	175,000,000	174,958,572
P-1, A-1+	U.S. Treasury Bill (a)	0.125%	03/11/2021	03/11/2021	70,000,000	69,983,229
P-1, A-1+	U.S. Treasury Bill (a)	0.130%	01/28/2021	01/28/2021	55,000,000	54,995,200
P-1, A-1+	U.S. Treasury Bill (a)	0.140%	10/07/2021	10/07/2021	40,000,000	39,956,600
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.06% (b)	0.150%	01/01/2021	07/31/2022	75,000,000	75,003,592
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.11% (b)	0.209%	01/01/2021	04/30/2022	75,000,000	75,063,433
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.14% (b)	0.234%	01/01/2021	04/30/2021	1,000,000	1,000,209
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY + 0.30% (b)	0.395%	01/01/2021	10/31/2021	45,000,000	45,086,950

TOTAL TREASURY DEBT						4,323,941,215

	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 5.1%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Government Obligation, 3.000% due 04/01/2045, valued at $153,000,000); expected proceeds $150,001,333	0.080%	01/04/2021	01/04/2021	150,000,000	150,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 1.625% – 7.000% due 01/20/2034 – 12/20/2050, valued at $102,000,000); expected proceeds $100,000,778	0.070%	01/04/2021	01/04/2021	100,000,000	100,000,000

See accompanying notes to financial statements.

5

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2020

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS— (continued)
NR, A-1	Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 2.220% – 8.500% due 04/15/2022 – 12/20/2050, and a U.S. Treasury Note, 1.125% due 09/30/2021, valued at $25,500,023); expected proceeds $25,000,194	0.070%	01/04/2021	01/04/2021	$25,000,000	$25,000,000
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 1.350% – 3.024% due 08/10/2032 – 12/01/2050, valued at $102,000,807); expected proceeds $100,000,778	0.070%	01/04/2021	01/04/2021	100,000,000	100,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						375,000,000

	TREASURY REPURCHASE AGREEMENTS — 7.6%
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/16/2020 (collateralized by U.S. Treasury Bonds, 3.125% – 4.375% due 05/15/2041 – 02/15/2042, valued at $33,660,131); expected proceeds $33,002,017	0.100%	01/07/2021	01/07/2021	33,000,000	33,000,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/28/2020 (collateralized by a U.S. Treasury Bill, 0.000% due 04/15/2021, U.S. Treasury Bonds, 4.250% – 8.125% due 02/15/2021 – 05/15/2039, a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, U.S. Treasury Notes, 1.375% – 2.875% due 01/31/2021 – 04/30/2025, and U.S. Treasury Strips, 0.000% due 11/15/2025 – 05/15/2049, valued at $31,089,632); expected proceeds $30,480,762	0.090%	01/07/2021	01/07/2021	30,480,000	30,480,000

See accompanying notes to financial statements.

6

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

December 31, 2020

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS— (continued)
P-1, A-1	Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 11/23/2020 (collateralized by a U.S. Treasury Bond, 2.875% due 05/15/2049, valued at $29,784,114); expected proceeds $29,203,285	0.090%	01/07/2021	01/07/2021	$29,200,000	$29,200,000
P-1, A-1+	Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Treasury Bond, 1.125% due 05/15/2040, and U.S. Treasury Notes, 0.125% – 2.625% due 12/31/2022 – 02/15/2029, valued at $280,500,030); expected proceeds $275,001,528	0.050%	01/04/2021	01/04/2021	275,000,000	275,000,000
P-1, A-1	Agreement with MUFG Securities, dated 12/31/2020 (collateralized by U.S. Treasury Notes, 0.250%—2.625% due 05/31/2022 – 08/15/2029, valued at $101,964,089); expected proceeds $100,000,667	0.060%	01/04/2021	01/04/2021	100,000,000	100,000,000
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Treasury Inflation Index Bonds, 0.250% – 3.375% due 01/15/2025 – 02/15/2050, valued at $102,000,709); expected proceeds $100,000,556	0.050%	01/04/2021	01/04/2021	100,000,000	100,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS						567,680,000

TOTAL INVESTMENTS — 97.5%(c)(d)						7,234,848,513
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%						188,590,683

NET ASSETS — 100.0%						$7,423,439,196

*	Moody’s rating, Standard & Poor’s rating, respectively. (Unaudited)
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security—Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(d)	Also represents the cost for federal tax purposes.
FFR	Federal Funds Rate
LIBOR	London Interbank Offered Rate
MMY	Money Market Yield

See accompanying notes to financial statements.

7

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY

MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in securities, at amortized cost—unaffiliated issuers	$6,292,168,513
Repurchase agreements, at amortized cost	942,680,000

Total Investments—unaffiliated issuers	7,234,848,513
Cash	218,431,923
Interest receivable—unaffiliated issuers	493,723
Prepaid expenses and other assets	18,514

TOTAL ASSETS	7,453,792,673

LIABILITIES
Payable for investments purchased	29,988,450
Advisory fee payable	114,090
Administration fees payable	13,477
Custodian, sub-administration and transfer agent fees payable	151,254
Trustees’ fees and expenses payable	2,029
Distribution payable	17,978
Professional fees payable	53,412
Accrued expenses and other liabilities	12,787

TOTAL LIABILITIES	30,353,477

NET ASSETS	$7,423,439,196

NET ASSETS CONSIST OF:
Paid-in Capital	$7,423,438,056
Total distributable earnings (loss)	$1,140

NET ASSETS	$7,423,439,196

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	7,423,428,007

See accompanying notes to financial statements.

8

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY

MARKET PORTFOLIO

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income—unaffiliated issuers	$36,004,011

EXPENSES
Advisory fees	1,402,676
Administration fees	60,115
Custodian, sub-administration and transfer agent fees	989,800
Trustees’ fees and expenses	90,561
Professional fees	85,461
Insurance expense	37,459
Miscellaneous expenses	36,519

TOTAL EXPENSES	2,702,591

NET INVESTMENT INCOME (LOSS)	33,301,420

REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions—unaffiliated issuers	138,799

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$33,440,219

See accompanying notes to financial statements.

9

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY

MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$33,301,420	$172,934,066
Net realized gain (loss)	138,799	125,631

Net increase (decrease) in net assets resulting from operations	33,440,219	173,059,697

DISTRIBUTIONS TO SHAREHOLDERS:	(33,514,576)	(172,991,653)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	130,804,717,626	131,757,302,541
In-kind redemptions (Note 1)	—	(1,370,418,837)
Cost of shares redeemed	(132,246,272,258)	(128,366,260,005)

Net increase (decrease) in net assets from beneficial interest transactions	(1,441,554,632)	2,020,623,699

Net increase (decrease) in net assets during the period	(1,441,628,989)	2,020,691,743

Net assets at beginning of period	8,865,068,185	6,844,376,442

NET ASSETS AT END OF PERIOD	$7,423,439,196	$8,865,068,185

SHARES OF BENEFICIAL INTEREST:
Shares sold	130,804,717,624	131,757,302,541
Shares redeemed	(132,246,272,258)	(129,736,682,449)

Net increase (decrease)	(1,441,554,634)	2,020,620,092

See accompanying notes to financial statements.

10

STATE STREET NAVIGATOR SECURITIES LENDING GOVERNMENT MONEY

MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17		Year Ended 12/31/16**
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)	0.0042	0.0218	0.0182	0.0086		0.0043
Net realized gain (loss)	0.0000 (a)	0.0000 (a)	0.0000 (a)	0.0000	(a)	0.0000 (a)

Total from investment operations	0.0042	0.0218	0.0182	0.0086		0.0043

Distributions to shareholders from:
Net investment income	(0.0042)	(0.0218)	(0.0182)	(0.0086)		(0.0043)
Net realized gains	—	—	—	(0.00	)(a)	—

Total distributions	(0.0042)	(0.0218)	(0.0182)	(0.0086)		(0.0043)

Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000		$1.0000

Total return(b)	0.42%	2.18%	1.84%	0.86%		0.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,423,439	$8,865,068	$6,844,376	$11,724,329		$9,167,121
Ratios to average net assets:
Total expenses	0.03%	0.04%	0.04%	0.04%		0.04%
Net expenses	0.03%	0.04%	0.04%	0.03%		0.03%
Net investment income (loss)	0.42%	2.18%	1.78%	0.87%		0.45%

**	Beginning with the year ended December 31, 2017, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(a)	Amount is less than $0.00005 per share.
(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

11

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements

December 31, 2020

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2020, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). There are other affiliated trusts that participate in the SLP and invest collateral in the Fund. Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.

The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Fund is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

On April 12, 2019, 99 securities totaling $ 1,370,418,837 at amortized cost and $717,368,416 in cash were redeemed by way of an in-kind distribution of approximately 23% of the assets of the Fund to invest in a new series of the Trust, State Street Navigator Securities Lending Portfolio III, which commenced operations on the same day. The redemption did not affect the net asset value per share of the Fund, which remained at $1.00. The transfer is disclosed in the Statement of Changes in Net Assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

12

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2020

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 - Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Unless otherwise indicated on the Schedule of Investments, the values of the securities of the Fund are determined based on Level 2 inputs.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

13

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2020

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2020, the Fund had invested in repurchase agreements with the gross values (principal) of $942,680,000 and associated collateral equal to at least $961,499,535.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Fund’s Board. For the year ended December 31, 2020, SSGA FM did not waive any expenses.

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Reimbursement payments by the Fund to the Service Providers in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Portfolio at the time of such payment. There were no fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2020.

14

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2020

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Government Money Market Portfolio	2	40.28%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

15

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2020

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future.

The tax character of distributions paid during the year ended December 31, 2020 were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$33,514,576	$—	$—	$33,514,576

The tax character of distributions paid during the year ended December 31, 2019 were as follows:

Ordinary Income	Long-Term Capital Gains		Tax Return of Capital	Total
$172,991,653	—	$—	$—	$172,991,653

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$1,140	$	$—	$—	$—	$1,140

As of December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes.

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to counterparty risk in the event that an issuer or

16

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2020

guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

8. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Navigator Securities Lending Government Money Market Portfolio and the Board of Trustees of State Street Navigator Securities Lending Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Government Money Market Portfolio (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2016 were audited by another independent registered public accounting firm whose report, dated February 22, 2017, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 26, 2021

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information (Unaudited) – (continued) December 31, 2020

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)
State Street Navigator Securities Lending Government Money Market Portfolio	0.03%	$1,000.50	$0.15	$1,025.00	$0.15

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

19

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information (Unaudited) – (continued) December 31, 2020

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Monthly Portfolio Schedule

The Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP filing is available (1) on the SEC’s website at www.sec.gov or (2) by calling 1-877-521-4083 (toll free).

20

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information (Unaudited) – (continued) December 31, 2020

TRUSTEE AND OFFICER INFORMATION

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION (S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

INDEPENDENT TRUSTEES

Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 to 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

21

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information (Unaudited) – (continued) December 31, 2020

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected:12/18	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2017); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019);and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 to 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

22

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information (Unaudited) – (continued) December 31, 2020

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.

Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Chairperson of the Valuation Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	65	None.

23

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information (Unaudited) – (continued) December 31, 2020

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

INTERESTED TRUSTEE(1)

Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020- present).

(1)	The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

24

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information (Unaudited) – (continued) December 31, 2020

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:

Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 –present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (April 2005 –present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

25

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Other Information (Unaudited) – (continued) December 31, 2020

David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13 Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—Present)*.

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

26

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR

SECURITIES LENDING PORTFOLIO II

ANNUAL REPORT

DECEMBER 31, 2020

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Annual Report

December 31, 2020

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The State Street Navigator Securities Lending Portfolio II (the “Fund”) seeks current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return. The Fund’s benchmark is the JP Morgan One Month U.S. Dollar LIBOR Index (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 0.69%, and the Index was 0.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Over the course of 2020, the Fund adhered to its primary objective of principal preservation and liquidity while generating a market rate of return. The Federal Reserve’s (the “Fed”) multiple rate cuts in response to the COVID-19 crisis was a primary driver of the Fund’s performance during the Reporting Period. The Fed’s rate cuts brought the target interest rate range from 150-175 basis points to 0-25 basis points and money market yields followed accordingly. Throughout the year, the Fed continued to provide support to the markets as the pandemic escalated. Three month Treasury Bills declined from 1.57% at the beginning of the year, reaching a low of -0.13% at the height of March’s crisis before backing up to 0.05% in April, where they stayed through December. Year-end saw a notable absence of the usual funding pressure and liquidity conditions remained robust.

The Fund did not invest in derivatives during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Portfolio Statistics

Portfolio Composition*	December 31, 2020
Certificates Of Deposit	32.3%
Financial Company Commercial Paper	24.0
Government Agency Repurchase Agreements	18.0
Asset Backed Commercial Paper	14.1
Other Notes	7.8
Other Repurchase Agreements	3.8
Other Assets in Excess of Liabilities	0.0 **

Total	100.0%

*	As a percentage of net assets as of the date indicated. The composition will vary over time.
**	Amount shown represents less than 0.05% of net assets.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments

December 31, 2020

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
ASSET BACKED COMMERCIAL PAPER — 14.1%
Antalis SA 0.21%, 1/6/2021 (a)	$60,040,000	$60,038,699
Barclays Bank PLC 0.32%, 2/23/2021 (a)	42,000,000	41,984,754
Barton Capital SA 0.24%, 4/1/2021 (a)	49,000,000	48,971,512
Britannia Funding Company LLC 0.26%, 2/8/2021 (a)	39,000,000	38,989,902
Britannia Funding Company LLC 0.26%, 2/23/2021 (a)	50,000,000	49,980,950
Britannia Funding Company LLC 0.27%, 3/17/2021 (a)	25,000,000	24,985,433
Cancara Asset Securitisation LLC 0.21%, 2/16/2021 (a)	38,000,000	37,989,234
Collateralized Commercial Paper 0.25%, 6/4/2021 (a)	30,000,000	29,964,867
Collateralized Commercial Paper V Co. LLC 0.29%, 6/22/2021 (a)	37,500,000	37,449,902
Columbia Funding Co. LLC 0.21%, 1/12/2021 (a)	38,500,000	38,498,268
Columbia Funding Co. LLC 0.24%, 4/6/2021 (a)	30,000,000	29,975,840
Great Bridge Capital Co. LLC 0.26%, 2/17/2021 (a)	34,000,000	33,993,109
Ionic Capital II Trust 0.23%, 2/24/2021 (a)	40,000,000	39,984,539
Ionic Capital II Trust 0.26%, 1/15/2021 (a)	64,000,000	63,994,933
Ionic Capital II Trust 0.31%, 3/2/2021 (a)	30,000,000	29,986,733
Lexington Parker Capital CP 0.25%, 1/19/2021 (a)	52,000,000	51,995,417
LMA Americas LLC 0.09%, 1/4/2021 (a)	100,000,000	99,998,744
LMA Americas LLC 0.10%, 1/7/2021 (a)	50,000,000	49,999,028
Mountcliff Funding LLC 0.25%, 3/1/2021 (a)	75,000,000	74,967,500
Versailles Commercial Paper LLC 0.24%, 2/2/2021 (a)	50,000,000	49,990,696

		933,740,060

CERTIFICATES OF DEPOSIT — 32.3%
Bank of Montreal 0.19%, 1/12/2021 (a)	50,000,000	50,000,849
Bank of Montreal 0.26%, 5/14/2021 (a)	63,000,000	63,003,458
Bank of Montreal 3 Month USD LIBOR + 0.11%, 0.33%, 12/15/2021 (b)	75,000,000	74,999,998
Bank of Nova Scotia 3 Month USD LIBOR + 0.09%, 0.32%, 7/16/2021 (b)	30,000,000	30,014,386

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2020

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
CERTIFICATES OF DEPOSIT — (continued)
BNP Paribas SOFR + 0.15%, 0.24%, 4/9/2021 (b)	$65,000,000	$65,011,972
Canadian Imperial Bank of Commerce 1 Month USD LIBOR + 0.08%, 0.23%, 6/11/2021 (b)	48,500,000	48,501,996
Canadian Imperial Bank of Commerce SOFR + 0.28%, 0.37%, 3/4/2021 (b)	50,000,000	50,018,283
Cooperatieve Rabobank UA 1 Month USD LIBOR + 0.08%, 0.22%, 6/22/2021 (b)	50,000,000	49,998,046
Cooperatieve Rabobank UA 1 Month USD LIBOR + 0.08%, 0.23%, 6/21/2021 (b)	14,000,000	13,999,587
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.29%, 11/8/2021 (b)	51,000,000	50,991,398
Credit Industriel et Commercial 3 Month USD LIBOR + 0.08%, 0.29%, 4/29/2021 (b)	30,000,000	30,007,593
Credit Suisse 0.22%, 2/12/2021 (a)	45,000,000	45,002,734
Credit Suisse 0.30%, 8/30/2021 (a)	30,000,000	30,003,810
KBC Bank NV 0.11%, 1/4/2021 (a)	50,000,000	50,000,050
Mizuho Bank Ltd. 0.23%, 2/17/2021 (a)	75,000,000	75,007,192
Mizuho Bank Ltd. 0.29%, 2/19/2021 (a)	50,000,000	49,980,279
MUFG Bank Ltd. 0.22%, 1/25/2021 (a)	68,000,000	68,006,040
MUFG Bank Ltd. 0.24%, 3/3/2021 (a)	75,000,000	75,012,263
MUFG Bank Ltd. 0.24%, 4/14/2021 (a)	50,000,000	50,001,571
MUFG Bank Ltd. 0.29%, 1/26/2021 (a)	50,000,000	50,007,146
Norinchukin Bank 0.20%, 1/14/2021 (a)	40,000,000	40,001,368
Oversea-Chinese Banking Corp. Ltd. 0.21%, 3/11/2021 (a)	50,000,000	49,996,106
Oversea-Chinese Banking Corp. Ltd. 0.23%, 3/15/2021 (a)	90,000,000	89,995,558
Royal Bank of Canada 0.18%, 1/7/2021 (a)	100,000,000	100,022,725
Royal Bank of Canada 3 Month USD LIBOR + 0.03%, 0.24%, 8/10/2021 (b)	25,000,000	24,998,500
Royal Bank of Canada 3 Month USD LIBOR + 0.04%, 0.27%, 10/1/2021 (b)	64,000,000	63,995,278
Royal Bank of Canada 3 Month USD LIBOR + 0.09%, 0.32%, 12/7/2021 (b)	50,000,000	49,999,997
Societe Generale 0.20%, 2/26/2021 (a)	43,000,000	43,002,850
Standard Chartered Bank 0.23%, 3/24/2021 (a)	30,000,000	30,002,419

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2020

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
CERTIFICATES OF DEPOSIT — (continued)
Standard Chartered Bank 0.28%, 2/1/2021 (a)	$75,000,000	$75,007,920
Sumitomo Mitsui Banking Corp. 0.23%, 2/26/2021 (a)	40,000,000	40,003,537
Sumitomo Mitsui Banking Corp. 0.27%, 5/4/2021 (a)	53,000,000	53,001,804
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.06%, 0.28%, 2/3/2021 (b)	40,000,000	40,002,251
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.06%, 0.28%, 2/4/2021 (b)	48,000,000	48,002,795
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.08%, 0.30%, 1/20/2021 (b)	75,000,000	75,003,120
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.06%, 0.31%, 6/23/2021 (b)	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.06%, 0.31%, 6/24/2021 (b)	18,000,000	17,999,999
Sumitomo Mitsui Trust Bank NY 0.24%, 3/16/2021 (a)	75,000,000	75,007,018
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.05%, 0.26%, 8/23/2021 (b)	50,000,000	49,999,997
The Toronto-Dominion Bank 0.22%, 2/25/2021 (a)	50,000,000	50,000,307
The Toronto-Dominion Bank 0.24%, 4/29/2021 (a)	50,000,000	49,996,862
The Toronto-Dominion Bank 3 Month USD LIBOR + 0.04%, 0.27%, 10/5/2021 (b)	50,000,000	50,000,000

		2,142,609,062

FINANCIAL COMPANY COMMERCIAL PAPER — 24.0%
Credit Industriel et Commercial 3 Month USD LIBOR + 0.06%, 0.28%, 5/4/2021 (b)	70,000,000	70,011,654
DBS Bank Ltd. 0.22%, 4/7/2021 (a)	35,000,000	34,980,950
DnB Bank ASA 0.08%, 1/7/2021 (a)	37,000,000	36,999,281
Erste Abwicklungsanstalt 0.20%, 3/1/2021 (a)	50,000,000	49,985,000
Federation des Caisses Desjardins du Quebec 0.08%, 1/6/2021 (a)	50,000,000	49,999,166
FMS Wertmanagement 0.21%, 4/13/2021 (a)	45,000,000	44,972,447
HSBC Bank PLC 0.20%, 1/7/2021 (a)	50,000,000	49,998,736
HSBC Bank PLC 0.40%, 3/22/2021 (a)	50,000,000	49,975,250
Kreditanstalt fuer Wiederaufbau 0.22%, 2/10/2021 (a)	25,000,000	24,995,815
Lloyds Bank PLC 0.27%, 4/16/2021 (a)	50,000,000	49,966,875
Macquarie Bank Ltd 0.26%, 3/15/2021 (a)	25,000,000	24,988,489

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2020

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
FINANCIAL COMPANY COMMERCIAL PAPER — (continued)
National Australia Bank Ltd 1 Month USD LIBOR + 0.10%, 0.25%, 4/23/2021 (b)	$93,500,000	$93,519,410
Nordea Bank Abp 0.22%, 5/24/2021 (a)	50,000,000	49,962,400
NRW.BANK 0.20%, 2/12/2021 (a)	100,000,000	99,979,217
NRW.BANK 0.21%, 1/12/2021 (a)	50,000,000	49,997,966
NRW.BANK 0.21%, 3/15/2021 (a)	50,000,000	49,980,061
Oversea-Chinese Banking Corp. Ltd. 1 Month USD LIBOR + 0.10%, 0.25%, 2/26/2021 (b)	24,000,000	24,003,334
Skandinaviska Enskilda Banken AB 0.20%, 2/18/2021 (a)	50,000,000	49,991,901
Skandinaviska Enskilda Banken AB 0.24%, 7/26/2021 (a)	45,000,000	44,936,348
Societe Generale 0.07%, 1/4/2021 (a)	60,000,000	59,999,333
Societe Generale 0.25%, 5/7/2021 (a)	25,000,000	24,978,128
Societe Generale 0.30%, 6/14/2021 (a)	50,000,000	49,945,000
Standard Chartered Bank 0.30%, 5/13/2021 (a)	50,000,000	49,959,916
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.08%, 0.23%, 5/4/2021 (b)	75,000,000	75,000,000
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.04%, 0.26%, 2/3/2021 (b)	45,000,000	45,000,000
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.05%, 0.27%, 10/19/2021 (b)	64,000,000	63,994,957
Swedbank AB 0.22%, 4/30/2021 (a)	50,000,000	49,970,000
The Toronto-Dominion Bank 0.13%, 1/4/2021 (a)	100,000,000	99,999,000
Toyota Motor Credit Corp. 0.29%, 3/31/2021 (a)	35,000,000	34,982,500
UBS AG 3 Month USD LIBOR + 0.07%, 0.30%, 10/7/2021 (b)	20,000,000	20,000,000
United Overseas Bank Ltd. 1 Month USD LIBOR + 0.08%, 0.23%, 6/29/2021 (b)	65,000,000	65,000,000

		1,588,073,134

OTHER NOTES — 7.8%
Bank of America NA 0.21%, 3/1/2021 (a)	50,000,000	50,006,265
Bank of Montreal 0.10%, 1/7/2021 (a)	100,000,000	100,000,000
Canadian Imperial Bank of Commerce 0.08%, 1/4/2021 (a)	59,017,000	59,017,000
National Bank of Canada 0.11%, 1/5/2021 (a)	175,000,000	175,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2020

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
OTHER NOTES — (continued)
National Bank of Canada 0.11%, 1/6/2021 (a)	$50,000,000	$50,000,000
Toyota Motor Credit Corp 3 Month USD LIBOR + 0.06%, 0.29%, 10/1/2021 (b)	50,000,000	50,005,500
Toyota Motor Credit Corp. SOFR + 0.23%, 0.32%, 12/13/2021 (b)	34,000,000	34,025,840

		518,054,605

GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 18.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 0.602% – 5.898% due 09/25/2033 – 11/25/2050, valued at $162,000,000); expected proceeds $150,001,333 0.08%, 1/4/2021	150,000,000	150,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 1.901% – 6.500% due 08/01/2025 – 10/01/2050, U.S. Treasury Bills, 0.000% due 02/25/2021 – 12/02/2021, and a U.S. Treasury Note, 1.750% due 06/15/2022, valued at $214,200,000); expected proceeds $210,001,867 0.08%, 1/4/2021	210,000,000	210,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 2.000% – 6.302% due 12/16/2039 – 11/25/2050, valued at $103,000,000); expected proceeds $100,000,778 0.07%, 1/4/2021	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Government Obligation, 3.000% due 01/20/2046, U.S. Treasury Notes, 0.500% – 2.625% due 02/28/2023 – 03/31/2023, and U.S. Treasury Strips, 0.000% due 02/15/2031 – 05/15/2037, valued at $102,000,242); expected proceeds $100,000,778 0.07%, 1/4/2021	100,000,000	100,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a U.S. Government Obligation, 2.000% due 11/20/2050, valued at $102,000,001); expected proceeds $100,000,889 0.08%, 1/4/2021	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 2.000% – 4.500% due 06/01/2030 – 12/20/2050, valued at $142,800,000); expected proceeds $140,001,244 0.08%, 1/4/2021	140,000,000	140,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 2.250% – 6.000% due 02/20/2039 – 11/15/2061, valued at $61,200,000); expected proceeds $60,000,467 0.07%, 1/4/2021	60,000,000	60,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 1.500% – 6.000% due 01/01/2033 – 12/01/2050, valued at $184,621,436); expected proceeds $181,001,408 0.07%, 1/4/2021	181,000,000	181,000,000

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2020

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS—(continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by U.S. Government Obligations, 1.500% – 4.500% due 09/01/2041 – 12/20/2050, a U.S. Treasury Note, 1.375 due 2/15/2044, and U.S. Treasury Strips, 0.000% due 8/15/2025, valued at $102,000,000); expected proceeds $100,000,889 0.08%, 1/4/2021	$100,000,000	$100,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by various U.S. Government Obligations, 2.500% – 4.000% due 12/20/2043 – 02/20/2047, valued at $49,980,444); expected proceeds $49,000,436 0.08%, 1/4/2021	49,000,000	49,000,000

		1,190,000,000

OTHER REPURCHASE AGREEMENTS — 3.8%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/24/2020 (collateralized by various Corporate Bonds, 0.000% – 6.500% due 05/01/2025 – 12/01/2025, valued at $55,000,001); expected proceeds $50,088,333 0.53%, 4/23/2021 (c)	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/24/2020 (collateralized by various Corporate Bonds, 0.000% – 7.500% due 11/15/2021 – 12/15/2025, valued at $38,500,001); expected proceeds $35,026,250 0.45%, 2/22/2021 (c)	35,000,000	35,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2020 (collateralized by a Common Stock, and various Corporate Bonds, 0.000% – 7.500% due 11/15/2021 – 05/15/2030, valued at $71,500,554); expected proceeds $65,028,817 0.38%, 2/10/2021 (c)	65,000,000	65,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/2020 (collateralized by a Corporate Bond, 1.250% due 06/15/2027, valued at $54,000,001); expected proceeds $50,003,403 0.35%, 1/7/2021	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/10/2020 (collateralized by various Common Stocks, and various Corporate Bonds, 0.375% – 3.250% due 06/01/2022 – 09/15/2050, valued at $20,454,637); expected proceeds $19,008,867 0.28%, 2/8/2021 (c)	19,000,000	19,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/28/2020 (collateralized by various Common Stocks, valued at $33,481,629); expected proceeds $31,001,507 0.25%, 1/4/2021	31,000,000	31,000,000

		250,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,622,209,849)		6,622,476,861

TOTAL INVESTMENTS — 100.0% (Cost $6,622,209,849)		6,622,476,861
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(d)		1,745,441

NET ASSETS — 100.0%		$6,624,222,302

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

December 31, 2020

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security—Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $169,000,000 or 2.6% of net assets as of December 31, 2020.
(d)	Amount shown represents less than 0.05% of net assets.
Abbreviations:
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$6,622,476,861	$—	$6,622,476,861

TOTAL INVESTMENTS	$—	$6,622,476,861	$—	$6,622,476,861

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

ASSETS
Investments in securities, at value — unaffiliated issuers	$5,182,476,861
Repurchase agreements, at amortized cost	1,440,000,000

Total Investments — unaffiliated issuers	6,622,476,861
Cash	920
Interest receivable — unaffiliated issuers	2,082,315
Prepaid expenses and other assets	15,363

TOTAL ASSETS	6,624,575,459

LIABILITIES
Advisory fee payable	131,288
Administration fees payable	11,610
Custodian, sub-administration and transfer agent fees payable	124,845
Trustees’ fees and expenses payable	967
Distribution payable	31,676
Professional fees payable	46,498
Accrued expenses and other liabilities	6,273

TOTAL LIABILITIES	353,157

NET ASSETS	$6,624,222,302

NET ASSETS CONSIST OF:
Paid-in Capital	$6,623,949,634
Total distributable earnings (loss)	$272,668

NET ASSETS	$6,624,222,302

NET ASSET VALUE PER SHARE
Net asset value per share	$1.00

Shares outstanding ($0.001 par value)	6,623,949,634

COST OF INVESTMENTS:
Investments at cost	$6,622,209,849

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

INVESTMENT INCOME
Interest income — unaffiliated issuers	$41,492,203

EXPENSES
Advisory fees	1,522,479
Administration fees	761,239
Custodian, sub-administration and transfer agent fees	54,359
Trustees’ fees and expenses	67,933
Professional fees	75,691
Insurance expense	25,492
Miscellaneous expenses	16,205

TOTAL EXPENSES	2,523,398

NET INVESTMENT INCOME (LOSS)	38,968,805

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	65,022

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	(171,396)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(106,374)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$38,862,431

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/20	Year Ended 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$38,968,805	$41,638,091
Net realized gain (loss)	65,022	84,713
Net change in unrealized appreciation/depreciation	(171,396)	441,670

Net increase (decrease) in net assets resulting from operations	38,862,431	42,164,474

DISTRIBUTIONS TO SHAREHOLDERS:	(38,809,661)	(41,941,314)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	57,607,324,919	24,352,676,618
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Navigator Securities Lending Portfolio III (Note 8)	—	3,874,846,110
Cost of shares redeemed	(56,200,187,770)	(23,506,945,676)

Net increase (decrease) in net assets from beneficial interest transactions	1,407,137,149	4,720,577,052

Net increase (decrease) in net assets during the period	1,407,189,919	4,720,800,212

Net assets at beginning of period	5,217,032,383	496,232,171

NET ASSETS AT END OF PERIOD	$6,624,222,302	$5,217,032,383

SHARES OF BENEFICIAL INTEREST:
Shares sold	57,607,324,919	24,352,676,618
Shares issued in connection with the tax-free transfer of assets from State Street Navigator Securities Lending Portfolio IIII (Note 8)	—	3,874,846,110
Shares redeemed	(56,200,187,770)	(23,506,945,676)

Net increase (decrease)	1,407,137,149	4,720,577,052

See accompanying notes to financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO II

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/10/18*-12/31/18
Net asset value, beginning of period	$1.0000		$1.0000		$1.0000

Income (loss) from investment operations:
Net investment income (loss)(a)	0.0064		0.0218		0.0015
Net realized and unrealized gain (loss)	0.0005		0.0018		(0.0000	)(b)

Total from investment operations	0.0069		0.0236		0.0015

Distributions to shareholders from:
Net investment income	(0.0069)		(0.0236)		(0.0015)

Total distributions	(0.0069)		(0.0236)		(0.0015)

Net asset value, end of period(a)	$1.0000		$1.0000		$1.0000

Total return(c)	0.69%		2.38%		0.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,624,222		$5,217,032		$496,232
Ratios to average net assets:
Total expenses	0.04%		0.04%		0.18	%(d)
Net expenses	0.04%		0.04%		0.04	%(d)
Net investment income (loss)	0.64%		2.21%		2.63	%(d)
Portfolio turnover rate	—	%(f)	—	%(f)	—	%(e)(f)

*	Inception and commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.00005 per share.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover percentage amounts to 0% as the Fund only held short term investments for the year ended December 31, 2020, the year ended December 31, 2019 and the period ended December 31, 2018.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements

December 31, 2020

1. Organization

State Street Navigator Securities Lending Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2020, the Trust offers three (3) series, each of which represents a separate series of beneficial interest in the Trust (together the “Funds”). State Street Navigator Securities Lending Portfolio II (the “Fund”) is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value. The financial statements herein relate only to the Fund.

The Fund is used as a vehicle to invest cash collateral received by lenders in connection with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”), an affiliate of the Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). Shares of the Fund are sold in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP.

The Fund’s investment objective is to seek current yield to the extent consistent with maintaining liquidity and the preservation of principal while providing a market rate of return.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2020

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2020

Distributions

Distributions from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3. Securities and Other Investments

Repurchase Agreements

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2020, the Fund had invested in repurchase agreements with the gross values (principal) of $1,440,000,000 and associated collateral equal to $1,496,738,946.

4. Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Fund pays an advisory fee to SSGA FM at an annual rate of 0.025% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

SSGA FM is contractually obligated until April 30, 2021 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees and/or extraordinary expenses) exceed 0.042% of average daily net assets on an annual basis. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. This waiver and/or reimbursement may not be terminated prior to April 30, 2021 except with approval of the Fund’s Board.

Administrator Fee

SSGA FM serves as administrator. Pursuant to the Administration Agreement between the Trust, on behalf of the Fund, and SSGA FM, the Fund pays an annual administration fee to SSGA FM equal to 0.00075% of the Fund’s average daily net assets.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2020

Custodian, Sub-Administrator, Fund Accounting and Transfer Agent Fees

State Street serves as the custodian, sub-administrator, and transfer agent for the Fund. Under the terms of these agreements, the Fund pays a monthly fee to State Street.

Other Transactions with Affiliates

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2020, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
State Street Navigator Securities Lending Portfolio II	2	31.75%

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2020

The tax character of distributions paid during the year ended December 31, 2020 were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$38,809,661	$—	$—	$38,809,661

The tax character of distributions paid during the year ended December 31, 2019 were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
$41,941,314	$—	$—	$41,941,314

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$5,656	$—	$—	$267,012	$—	$272,668

As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio II	$6,622,209,849	$267,012	$—	$267,012

7. Risks

Concentration Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk

The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk

The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2020

events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

8. Reorganization

On November 1, 2019, State Street Navigator Securities Lending Portfolio II (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of State Street Navigator Securities Lending Portfolio III (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.

The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

For every one share of State Street Navigator Securities Lending Portfolio III exchanged, a shareholder received one share of the State Street Navigator Securities Lending Portfolio II.

The Fund received net assets from State Street Navigator Securities Lending Portfolio III as the result of the tax-free reorganization as follows:

	Shares of Fund Issued	Net Asset Received from Acquired Fund	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After the Combination
State Street Navigator Securities Lending Portfolio II	3,874,846,110	$3,875,545,667	$846,168,338	$4,721,714,005

See accompanying notes to financial statements.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Financial Statements – (continued)

December 31, 2020

9. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Navigator Securities Lending Portfolio II and Board of Trustees of State Street Navigator Securities Lending Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Navigator Securities Lending Portfolio II (the “Fund”) (one of the series constituting State Street Navigator Securities Lending Trust (the “Trust”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from December 10, 2018 (commencement of operations) through December 31, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Navigator Securities Lending Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period from December 10, 2018 (commencement of operations) through December 31, 2018 in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 26, 2021

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited)

December 31, 2020

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable distribution (12b-1) and/ or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2020 to December 31, 2020.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Navigator Securities Lending Portfolio II	0.04%	$1,001.10	$0.20	$1,024.90	$0.20

(a)	Hypothetical expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited) – (continued)

December 31, 2020

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov.

Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-877-521-4083 (toll free).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited) – (continued)

December 31, 2020

TRUSTEE AND OFFICER INFORMATION

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION (S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES

Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 7/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to present, Independent Director, SSGA Fixed Income plc; and January 2009 to 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited) – (continued)

December 31, 2020

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected:12/18	Senior Advisor to NGN Capital LLC (January 2019 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	65	Director, Kleinfeld Bridal Corp. (January 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2017); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (since 2019);and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited) – (continued)

December 31, 2020

Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 7/16	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (2001 to 2017) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 –1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited) – (continued)

December 31, 2020

Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Chairperson of the Valuation Committee, Co-Chairperson of the Nominating Committee and Co-Chairperson of the Governance Committee	Term: Indefinite Elected: 7/16	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies).	47	None.

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Valuation Committee	Term: Indefinite Appointed:2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	65	None.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited) – (continued)

December 31, 2020

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION (S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE†	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

INTERESTED TRUSTEE(1)

Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee and President	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	65	Board Director, SSGA SPDR ETFs Europe 1 plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020- present).

(1)	The individual listed below is a Trustee who is an “interested person,” as defined in the 1940 Act, of the Trust (“Interested Trustee”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA Funds Management, Inc., an affiliate of the Trust.
*	Served in various capacities and/or with various affiliated entities during noted time period
†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited) – (continued)

December 31, 2020

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President, Trustee	Term: Indefinite Elected President: 9/12 Elected Trustee: 12/18	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 –present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 9/17	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 3/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present) *; Managing Director, State Street Global Advisors. (April 2005 –present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Fund Controller at GE Asset Management Incorporated (April 2011 – July 2016).

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Other Information (Unaudited) – (continued)

December 31, 2020

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 3/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present).; Assistant Vice President, State Street Bank and Trust Company (November 2011-July 2017)

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 10/13 Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013—Present)*.

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Trustees

John R. Costantino

Michael F. Holland

Michael A. Jessee

Ellen M. Needham

Donna M. Rapaccioli

Patrick J. Riley

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

State Street Navigator Securities Lending Trust

c/o State Street Bank and Trust Company

Securities Finance

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Navigator Securities Lending Trust (the “Trust”, “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $93,600 and $89,575, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, there were no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $17,604 and $18,054, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee, were $7,019,005 and $6,939,666, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by the Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust.

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $36,534,447 and $35,152,927, respectively.

(h) E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by it to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET NAVIGATOR SECURITIES LENDING TRUST
By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 5, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 5, 2021